Consolidated Statements of Income and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Net revenues:
Revenues		¥ 2,828,308	$ 436,616	¥ 2,150,011	¥ 1,757,024
Operating costs and expenses:
Operating costs and expenses		(2,150,506)	(331,981)	(1,615,157)	(1,293,372)
Selling expenses		(143,279)	(22,118)	(107,263)	(96,461)
General and administrative expenses*	[1]	(456,001)	(70,394)	(396,692)	(349,205)
Total operating costs and expenses		(2,749,786)	(424,493)	(2,119,112)	(1,739,038)
Income from operations		78,522	12,123	30,899	17,986
Other income, net:
Investment income		65,624	10,131	44,240	8,886
Interest income		57,234	8,835	82,251	84,250
Other, net		13,042	2,013	2,330	(4,601)
Income from operations before income taxes and income of affiliates		214,422	33,102	159,720	106,521
Income tax expense		(25,865)	(3,993)	(24,289)	(27,158)
Share of income of affiliates		26,924	4,156	30,649	20,621
Net income		215,481	33,265	166,080	99,984
Less: Net income attributable to the noncontrolling interests		5,395	833	4,320	4,341
Net income attributable to the Company's shareholders		¥ 210,086	$ 32,432	¥ 161,760	¥ 95,643
Net income per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.18	$ 0.03	¥ 0.16	¥ 0.10
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.17	$ 0.03	¥ 0.16	¥ 0.10
Net income per American Depositary Shares ("ADS"):
Basic (in Shares) | shares		1,151,705,374	1,151,705,374	1,005,842,212	998,861,526
Diluted (in Shares) | shares		1,203,323,521	1,203,323,521	1,012,591,387	1,000,570,018
Net income		¥ 215,481	$ 33,265	¥ 166,080	¥ 99,984
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments		6,153	949	6,008	(6,982)
Share of other comprehensive income of affiliates, net of tax		37,567	5,799
Comprehensive income		259,201	40,013	172,088	93,002
Less: Comprehensive income attributable to the noncontrolling interests		5,395	833	4,320	4,341
Comprehensive income attributable to the CNinsure Inc’s shareholders		253,806	39,180	167,768	88,661
Agency [Member]
Net revenues:
Revenues		2,155,264	332,716	1,624,410	1,418,512
Operating costs and expenses:
Operating costs and expenses		(1,675,261)	(258,616)	(1,261,888)	(1,094,843)
Income from operations		185,935	28,704	137,539	113,206
Brokerage [Member]
Net revenues:
Revenues		369,198	56,994	232,620	63,418
Operating costs and expenses:
Operating costs and expenses		(293,875)	(45,366)	(185,593)	(47,351)
Income from operations		50,074	7,730	35,603	9,699
Claims Adjusting Segment [Member]
Net revenues:
Revenues		303,846	46,906	292,981	261,206
Operating costs and expenses:
Operating costs and expenses		(181,370)	(27,999)	(167,676)	(142,245)
Income from operations		11,233	1,735	17,442	27,077
Other Segments [Member]
Net revenues:
Revenues | ¥					13,888
Operating costs and expenses:
Operating costs and expenses | ¥					(8,933)
Income from operations		¥ (168,720)	$ (26,046)	¥ (159,685)	¥ (131,996)
American Depositary Shares [Member]
Net income per share:
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 3.65	$ 0.56	¥ 3.22	¥ 1.92
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 3.49	$ 0.54	¥ 3.19	¥ 1.91

[1]	Including share-based compensation expenses of RMB45,317, RMB23,598 and RMB17,653 (US$2,725), for the years ended December 31, 2013, 2014 and 2015,respectively.